Document and Entity Information	Jan. 29, 2026
Cover [Abstract]
Title of 12(b) Security	Common Shares, par value $0.01
Entity Central Index Key	0000822416
Entity Address, State or Province	GA
Trading Symbol	PHM
Security Exchange Name	NYSE
Local Phone Number	978-6400
City Area Code	404
Soliciting Material	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, City or Town	Atlanta,
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications	false
Document Type	8-K
Entity Tax Identification Number	38-2766606
Entity Registrant Name	PULTEGROUP, INC.
Document Period End Date	Jan. 29, 2026
Entity Address, Address Line One	3350 Peachtree Road NE, Suite 1500
Entity Address, Postal Zip Code	30326
Entity File Number	1-9804
Entity Incorporation, State or Country Code	MI